ROPES & GRAY [LOGO]

ONE INTERNATIONAL PLACE   BOSTON, MA 02110-2624   617-951-7000   F 617-951-7050
BOSTON        NEW YORK        SAN FRANCISCO         WASHINGTON, DC


January 5, 2004                                            Jacob E. Comer
                                                           (617) 951-7913
                                                           jcomer@ropesgray.com

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, N.W.
Washington, D.C. 20549-0505

Re: The AllianceBernstein Portfolios (Registration Nos. 33-12988 and 811-05088)

Ladies and Gentlemen:

On behalf of The AllianceBernstein Portfolios (the "Trust"), we are filing today this letter pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), by electronic submission via EDGAR.

Pursuant to Rule 497(j) under the Act, please accept this letter as certification that the prospectus of the Trust relating to the Class A, Class B, Class C, Class R and Advisor Class shares of the AllianceBernstein Wealth Appreciation Strategy, AllianceBernstein Balanced Wealth Strategy and AllianceBernstein Wealth Preservation Strategy and to the Class A, Class B, Class C and Advisor Class shares of the AllianceBernstein Tax-Managed Wealth Appreciation Strategy, AllianceBernstein Tax-Managed Balanced Wealth Strategy and AllianceBernstein Tax-Managed Wealth Preservation Strategy that would have been filed under Rule 497(c) does not differ from that contained in Post-Effective Amendment No. 59 (the "Amendment") to the Trust's registration statement on Form N-1A. The Amendment was filed electronically on December 30, 2004.

If you have any questions concerning this filing, please do not hesitate to call me at the number indicated above or Daniel April (at 617.951.7182) of this firm.

Sincerely,

/s/ Jacob E. Comer
Jacob E. Comer

cc: Daniel April